Victory Pioneer Balanced Fund
(formerly, Pioneer Balanced ESG Fund)
Schedule of Investments | April 30, 2025

Schedule of Investments  |  4/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.0%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Computer Services — 0.0%†
109,725	Amentum Holdings, Inc., Initial Term Loan, 6.572% (Term SOFR + 225 bps ), 9/29/31	$ 108,559
	Total Computer Services	$108,559

	Cruise Lines — 0.0%†
34,825	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.322% (Term SOFR + 300 bps), 5/1/31	$ 33,954
	Total Cruise Lines	$33,954

	Electric-Generation — 0.0%†
2	Alpha Generation LLC, Initial Term B Loan, 7.072% (Term SOFR + 275 bps ), 9/30/31	$ 1
	Total Electric-Generation	$1

	Medical-Wholesale Drug Distribution — 0.0%†
55,358	Owens & Minor, Inc., Term B-1 Loan, 8.172% ( Term SOFR + 375 bps ), 3/29/29	$ 52,245
	Total Medical-Wholesale Drug Distribution	$52,245

	REITS-Storage — 0.1%
162,826	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.322% (Term SOFR + 200 bps), 1/31/31	$ 162,080
	Total REITS-Storage	$162,080

	Total Senior Secured Floating Rate Loan Interests (Cost $361,077)	$356,839

Shares
	Common Stocks — 64.7% of Net Assets
	Automobiles — 0.5%
59,481	Honda Motor Co., Ltd. (A.D.R.)	$ 1,814,765
	Total Automobiles	$1,814,765

	Banks — 2.6%
55,030	Bank of America Corp.	$ 2,194,597
1Victory Pioneer Balanced Fund | 4/30/25

Shares		Value
	Banks — (continued)
104,036	Citizens Financial Group, Inc.	$ 3,837,888
272,238	Huntington Bancshares, Inc.	3,955,618
	Total Banks	$9,988,103

	Beverages — 0.7%
18,760	PepsiCo., Inc.	$ 2,543,481
	Total Beverages	$2,543,481

	Biotechnology — 2.9%
30,337	AbbVie, Inc.	$ 5,918,749
10,302(b)	Vertex Pharmaceuticals, Inc.	5,248,869
	Total Biotechnology	$11,167,618

	Broadline Retail — 1.0%
55,577	eBay, Inc.	$ 3,788,128
	Total Broadline Retail	$3,788,128

	Building Products — 0.9%
40,393	Johnson Controls International Plc	$ 3,388,973
	Total Building Products	$3,388,973

	Capital Markets — 1.9%
27,529	Morgan Stanley	$ 3,177,397
45,592	State Street Corp.	4,016,655
	Total Capital Markets	$7,194,052

	Chemicals — 0.9%
12,049	Air Products and Chemicals, Inc.	$ 3,266,364
	Total Chemicals	$3,266,364

	Communications Equipment — 2.9%
122,271	Cisco Systems, Inc.	$ 7,058,705
9,219	Motorola Solutions, Inc.	4,059,955
	Total Communications Equipment	$11,118,660

	Construction Materials — 0.7%
27,414	CRH Plc	$ 2,615,844
	Total Construction Materials	$2,615,844

	Consumer Finance — 0.4%
7,456	Discover Financial Services	$ 1,361,988
	Total Consumer Finance	$1,361,988

	Consumer Staples Distribution & Retail — 1.1%
36,816(b)	BJ’s Wholesale Club Holdings, Inc.	$ 4,328,089
	Total Consumer Staples Distribution & Retail	$4,328,089

Victory Pioneer Balanced Fund | 4/30/252

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Containers & Packaging — 0.6%
95,268	Graphic Packaging Holding Co.	$ 2,411,233
	Total Containers & Packaging	$2,411,233

	Electrical Equipment — 2.9%
14,911	Eaton Corp. Plc	$ 4,389,351
77,151	Prysmian S.p.A.	4,189,981
29,758	Vertiv Holdings Co., Class A	2,540,738
	Total Electrical Equipment	$11,120,070

	Electronic Equipment, Instruments & Components — 1.6%
23,959(b)	Keysight Technologies, Inc.	$ 3,483,638
16,873	TE Connectivity Plc	2,469,870
	Total Electronic Equipment, Instruments & Components	$5,953,508

	Entertainment — 0.8%
32,031	Walt Disney Co.	$ 2,913,220
	Total Entertainment	$2,913,220

	Financial Services — 3.2%
41,926(b)	PayPal Holdings, Inc.	$ 2,760,408
26,961	Visa, Inc., Class A	9,315,025
	Total Financial Services	$12,075,433

	Food Products — 0.4%
118,659	Glanbia Plc	$ 1,532,421
	Total Food Products	$1,532,421

	Health Care Equipment & Supplies — 1.1%
7,911(b)	Intuitive Surgical, Inc.	$ 4,080,494
	Total Health Care Equipment & Supplies	$4,080,494

	Health Care Providers & Services — 1.9%
51,059	Cardinal Health, Inc.	$ 7,214,126
	Total Health Care Providers & Services	$7,214,126

	Insurance — 1.8%#
13,947	Chubb, Ltd.	$ 3,989,958
48,379	Sun Life Financial, Inc.	2,880,969
	Total Insurance	$6,870,927

	Interactive Media & Services — 5.9%
140,639	Alphabet, Inc., Class A	$ 22,333,473
	Total Interactive Media & Services	$22,333,473

3Victory Pioneer Balanced Fund | 4/30/25

Shares		Value
	IT Services — 1.0%
15,265	International Business Machines Corp.	$ 3,691,382
	Total IT Services	$3,691,382

	Life Sciences Tools & Services — 0.4%
9,063(b)	IQVIA Holdings, Inc.	$ 1,405,399
	Total Life Sciences Tools & Services	$1,405,399

	Machinery — 0.6%
5,322	Deere & Co.	$ 2,467,066
	Total Machinery	$2,467,066

	Metals & Mining — 1.3%
9,273	Reliance, Inc.	$ 2,672,757
64,241	Teck Resources, Ltd., Class B	2,183,551
	Total Metals & Mining	$4,856,308

	Office REITs — 1.4%
379,088	Piedmont Office Realty Trust, Inc., Class A	$ 2,240,410
62,143	SL Green Realty Corp.	3,269,343
	Total Office REITs	$5,509,753

	Oil, Gas & Consumable Fuels — 2.6%
27,454	Phillips 66	$ 2,856,863
56,108	Shell Plc (A.D.R.)	3,617,844
20,743	Targa Resources Corp.	3,544,979
	Total Oil, Gas & Consumable Fuels	$10,019,686

	Personal Care Products — 0.7%
109,697	Kenvue, Inc.	$ 2,588,849
	Total Personal Care Products	$2,588,849

	Pharmaceuticals — 2.8%
9,037	Eli Lilly & Co.	$ 8,123,811
19,479	Merck KGaA	2,689,941
	Total Pharmaceuticals	$10,813,752

	Semiconductors & Semiconductor Equipment — 3.9%
27,507(b)	Advanced Micro Devices, Inc.	$ 2,677,806
11,835	Analog Devices, Inc.	2,306,878
2,800	ASML Holding NV	1,870,624
107,242	Intel Corp.	2,155,564
40,446	Lam Research Corp.	2,898,765
21,097	QUALCOMM, Inc.	3,132,061
	Total Semiconductors & Semiconductor Equipment	$15,041,698

	Software — 6.0%
10,205(b)	Adobe, Inc.	$ 3,826,671
Victory Pioneer Balanced Fund | 4/30/254

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Software — (continued)
37,509	Microsoft Corp.	$ 14,825,807
29,147	Oracle Corp.	4,101,566
	Total Software	$22,754,044

	Specialized REITs — 1.3%
20,196	Crown Castle, Inc.	$ 2,135,929
18,685	Digital Realty Trust, Inc.	2,999,690
	Total Specialized REITs	$5,135,619

	Specialty Retail — 2.4%
47,736	TJX Cos., Inc.	$ 6,142,669
7,858(b)	Ulta Beauty, Inc.	3,108,939
	Total Specialty Retail	$9,251,608

	Technology Hardware, Storage & Peripherals — 1.8%
98,291(b)	Pure Storage, Inc., Class A	$ 4,458,480
2,295	Samsung Electronics Co., Ltd. (G.D.R.)	2,216,970
	Total Technology Hardware, Storage & Peripherals	$6,675,450

	Textiles, Apparel & Luxury Goods — 0.8%
11,695(b)	Lululemon Athletica, Inc.	$ 3,166,655
	Total Textiles, Apparel & Luxury Goods	$3,166,655

	Trading Companies & Distributors — 1.0%
23,466	Ferguson Enterprises, Inc.	$ 3,981,242
	Total Trading Companies & Distributors	$3,981,242

	Total Common Stocks (Cost $180,877,356)	$246,439,481

Principal Amount USD ($)
	Asset Backed Securities — 3.9% of Net Assets
41,721	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 38,667
161,850	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	161,290
64,340	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	64,367
42,448	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	42,497
63,034	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	62,990
5Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	$ 101,404
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	306,006
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	103,261
230,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	235,715
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.286% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	296,355
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.645% (SOFR30A + 230 bps), 1/15/37 (144A)	248,586
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	101,744
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	121,921
168,768	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	156,857
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.645% (SOFR30A + 230 bps), 2/15/37 (144A)	159,393
62,563	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	62,189
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.456% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	247,569
109,211(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	103,806
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	114,325
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	118,878
121,412(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	119,082
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	94,137
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	199,034
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	402,582
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	100,923
47,882	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	46,940
Victory Pioneer Balanced Fund | 4/30/256

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
163,223	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	$ 165,932
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	96,947
170,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	168,196
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,778
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	414,836
230,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	233,350
780,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	787,745
190,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	188,118
260,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	270,594
403,982(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	407,465
625,768(c)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	630,432
310,288(c)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	313,121
145,524(c)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	146,615
24,208	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	22,725
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	166,850
160,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	163,445
530,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	531,586
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	98,811
236,810(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	237,617
100,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	101,490
110,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	111,502
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.235% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	123,133
7Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
193,876(d)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	$ 58,163
114,327	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	109,022
164,853	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	156,976
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,707
250,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	250,755
240,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	243,370
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	223,302
230,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	231,389
150,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	151,574
30,610	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	27,335
71,301	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	63,355
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	131,422
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,292
230,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	231,957
88,868	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	89,176
300,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	299,753
120,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	120,466
171,163(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	173,709
130,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	130,924
122,019	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	120,883
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	96,631
Victory Pioneer Balanced Fund | 4/30/258

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
230,507	Santander Bank Auto Credit-Linked Notes Series, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	$ 231,160
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	164,514
390,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	389,210
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	103,260
43,589	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	40,791
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.295% (SOFR30A + 195 bps), 11/15/38 (144A)	317,800
100,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	101,514
100,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	100,326
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	113,660
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	108,361
295,644(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	299,255
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	109,263
86,378	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	85,210
280,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	284,553
	Total Asset Backed Securities (Cost $14,980,996)	$14,855,844

	Collateralized Mortgage Obligations—2.9% of Net Assets
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 319,184
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	94,160
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	95,163
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	94,203
100,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	95,541
9Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	$ 427,150
635,972(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.985%, 5/25/51 (144A)	529,548
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.354% (SOFR30A + 300 bps), 1/25/42 (144A)	153,000
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.303% (SOFR30A + 195 bps), 3/25/44 (144A)	100,000
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.054% (SOFR30A + 170 bps), 7/25/44 (144A)	99,564
100,000(e)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	100,338
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.304% (SOFR30A + 395 bps), 9/26/33 (144A)	215,226
27,027	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	26,911
10,595(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.859% (SOFR30A + 51 bps), 5/15/41	10,518
87,475(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.091% (SOFR30A + 644 bps), 8/15/42	13,024
70,702(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	14,203
91,631(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	19,200
400,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	380,031
485,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B1, 7.704% (SOFR30A + 335 bps), 9/25/41 (144A)	493,337
400,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.454% (SOFR30A + 210 bps), 9/25/41 (144A)	401,000
191,750(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.404% (SOFR30A + 105 bps), 10/25/44 (144A)	191,092
Victory Pioneer Balanced Fund | 4/30/2510

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
69,432(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.354% (SOFR30A + 100 bps), 10/25/44 (144A)	$ 69,302
11,094(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.788% (SOFR30A + 43 bps), 11/25/36	10,970
14,112(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 4.768% (SOFR30A + 41 bps), 4/25/36	13,983
5,865(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.018% (SOFR30A + 66 bps), 9/25/37	5,813
37,373(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 4.918% (SOFR30A + 56 bps), 7/25/41	36,957
58,774(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	12,065
257,892(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	44,390
212,774(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.591% (1 Month Term SOFR + 324 bps), 1/20/50	3,364
316,134(c)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	316,702
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	113,399
271,205(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	219,422
86,234(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	85,126
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	71,310
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	70,886
245,707	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	236,800
120,004(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.139%, 4/25/52 (144A)	100,467
271,652(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.795%, 11/25/51 (144A)	217,342
117,310(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.973%, 10/25/51 (144A)	97,308
11Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	$ 523,342
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	148,946
645,780(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.675%, 1/25/53 (144A)	586,018
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	160,970
306,882(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	248,287
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	197,609
29,230(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	27,571
140,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	137,070
536,428(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	427,645
248,542(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	199,390
96,681(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.054% (SOFR30A + 270 bps), 7/25/33 (144A)	97,210
283,049(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	229,004
265,102(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	220,971
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	271,348
31,208(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	29,531
281,036(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	253,200
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	98,328
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.591% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	141,650
199,452(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.754% (SOFR30A + 340 bps), 11/25/33 (144A)	201,913
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	264,655
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	445,427
Victory Pioneer Balanced Fund | 4/30/2512

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
25,404(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	$ 24,842
350,189(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.91%, 9/25/50 (144A)	300,990
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	70,614
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	218,278
	Total Collateralized Mortgage Obligations (Cost $12,351,841)	$11,122,808

	Commercial Mortgage-Backed Securities—1.8% of Net Assets
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	$ 294,285
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.957%, 4/15/55	179,770
270,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.336% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	267,975
245,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.733% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	243,163
290,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.681% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	286,194
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	203,980
350,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.163% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	348,902
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	247,187
10,667(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.354% (SOFR30A + 200 bps), 1/25/51 (144A)	10,626
550,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.354% (SOFR30A + 400 bps), 11/25/51 (144A)	571,264
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.214%, 7/25/27 (144A)	96,229
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.748% (SOFR30A + 241 bps), 6/25/26 (144A)	107,612
105,511(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.848% (SOFR30A + 251 bps), 7/25/29 (144A)	98,590
13Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 4.063%, 9/25/28 (144A)	$ 228,215
240,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.705% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	237,298
750,129(c)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.614%, 10/16/58	25,907
400,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.536% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	394,517
220,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.863% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	219,037
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774%, 5/10/39 (144A)	101,778
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	349,877
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	246,299
2,450,000(c)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.20%, 6/15/51	9,917
249,495	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	238,573
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.943% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	245,636
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	280,461
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	36,450
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.391% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	496,751
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	98,644
185,569(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	188,034
307,618(a)	TTAN, Series 2021-MHC, Class B, 5.536% (1 Month Term SOFR + 121 bps), 3/15/38 (144A)	306,656
169,062(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	169,505
138,865(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	139,864
Victory Pioneer Balanced Fund | 4/30/2514

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
900,863(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.011%, 9/15/57	$ 1,016
2,934,001(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.747%, 10/15/49	45,953
	Total Commercial Mortgage-Backed Securities (Cost $7,331,047)	$7,016,165

	Corporate Bonds — 14.2% of Net Assets
	Airlines — 0.1%
106,085	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 99,078
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	59,637
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	25,235
118,956	United Airlines Pass-Through Trust, 5.45%, 2/15/37	118,283
	Total Airlines	$302,233

	Auto Manufacturers — 1.3%
275,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 274,359
345,000	American Honda Finance Corp., 5.05%, 7/10/31	350,322
395,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	390,907
395,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	388,737
435,000	Ford Motor Credit Co. LLC, 6.054%, 11/5/31	421,711
525,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	508,106
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	141,395
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	90,853
600,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	595,445
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	442,147
200,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	201,778
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	292,200
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	130,404
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	325,840
150,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	149,057
210,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	208,858
	Total Auto Manufacturers	$4,912,119

	Banks — 4.7%
400,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 347,258
15Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 199,261
285,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	290,664
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	520,528
200,000	Banco Santander S.A., 6.033%, 1/17/35	207,695
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	291,125
230,000(c)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	229,506
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	207,097
350,000(c)	BPCE S.A., 6.293% (SOFR + 204 bps), 1/14/36 (144A)	362,513
270,000(c)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	293,479
255,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	254,184
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	189,608
40,000(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	40,057
225,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	228,785
135,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	138,193
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	354,532
275,000(c)	Danske Bank A/S, 5.427% (1 Year CMT Index + 95 bps), 3/1/28 (144A)	279,492
440,000(c)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	444,353
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	645,519
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	182,231
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	138,658
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	281,419
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	293,166
215,000(c)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	218,259
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	207,432
280,000(c)(g)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	274,150
Victory Pioneer Balanced Fund | 4/30/2516

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
115,000(c)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	$ 115,864
385,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	310,801
380,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	428,466
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	239,822
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	87,946
300,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	302,900
215,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	222,848
500,000	KeyBank N.A., 4.15%, 8/8/25	499,026
135,000(c)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	134,797
105,000(c)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	109,990
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	262,506
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	173,486
515,000(c)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	516,597
175,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	178,232
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	283,252
70,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	71,468
180,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	181,217
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	65,526
210,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	217,476
355,000(a)	NatWest Markets Plc, 5.504% (SOFR + 114 bps), 5/17/29 (144A)	353,960
585,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	513,948
65,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	65,943
165,000(c)	Regions Financial Corp., 5.502% (SOFR + 206 bps), 9/6/35	161,578
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	187,156
65,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	65,707
17Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Banks — (continued)
410,000(c)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	$ 421,069
215,000(c)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	215,974
60,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	61,304
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	215,922
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	329,543
2,500,000(c)(g)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,390,217
200,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	197,166
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	346,741
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	223,851
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	209,202
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	438,560
80,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	81,920
100,000(c)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	102,074
	Total Banks	$18,103,219

	Biotechnology — 0.0%†
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 166,739
	Total Biotechnology	$166,739

	Building Materials — 0.2%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 203,851
75,000	Holcim Finance US LLC, 5.40%, 4/7/35 (144A)	74,962
145,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	144,211
130,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	120,701
60,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	60,043
	Total Building Materials	$603,768

	Chemicals — 0.1%
245,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 245,475
214,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	202,636
	Total Chemicals	$448,111

Victory Pioneer Balanced Fund | 4/30/2518

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — 0.4%
200,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	$ 202,313
135,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	134,110
80,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	79,816
305,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	303,503
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	55,937
235,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	247,196
170,000	S&P Global, Inc., 5.25%, 9/15/33	174,119
100,000	Verisk Analytics, Inc., 5.25%, 6/5/34	100,686
85,000	Verisk Analytics, Inc., 5.25%, 3/15/35	84,280
	Total Commercial Services	$1,381,960

	Cosmetics/Personal Care — 0.1%
360,000	Unilever Capital Corp., 4.625%, 8/12/34	$ 355,789
	Total Cosmetics/Personal Care	$355,789

	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 30,302
	Total Distribution/Wholesale	$30,302

	Diversified Financial Services — 0.9%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 751,039
120,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	118,327
30,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	30,371
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	587,746
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	238,651
40,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	39,313
165,000(c)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	166,969
95,000(c)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	93,817
30,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	29,341
185,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	187,049
19Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
185,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	$ 188,458
120,000	LPL Holdings, Inc., 5.70%, 5/20/27	122,310
140,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	142,295
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	386,023
305,000	OneMain Finance Corp., 4.00%, 9/15/30	270,448
110,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	111,405
63,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	61,003
	Total Diversified Financial Services	$3,524,565

	Electric — 0.9%
115,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 117,898
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	183,059
50,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	50,325
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	124,085
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	181,369
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	191,378
340,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	336,143
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	355,596
60,000	Entergy Texas, Inc., 5.25%, 4/15/35	60,061
170,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	171,548
183,856	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	177,571
80,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	80,349
205,000	Puget Energy, Inc., 2.379%, 6/15/28	192,347
133,000	Puget Energy, Inc., 4.10%, 6/15/30	126,931
120,000	Puget Energy, Inc., 4.224%, 3/15/32	111,029
310,000(c)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	282,280
85,000	Southern California Edison Co., 5.45%, 6/1/31	85,960
50,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	50,862
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	167,827
215,000	Virginia Electric and Power Co., 5.15%, 3/15/35	212,363
	Total Electric	$3,258,981

Victory Pioneer Balanced Fund | 4/30/2520

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.0%†
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,329
	Total Energy-Alternate Sources	$33,329

	Food — 0.1%
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	$ 182,782
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	137,333
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,999
	Total Food	$324,114

	Gas — 0.3%
396,000	Atmos Energy Corp., 5.90%, 11/15/33	$ 421,077
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	316,163
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	383,495
55,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	56,425
40,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	41,076
	Total Gas	$1,218,236

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 129,103
	Total Hand & Machine Tools	$129,103

	Healthcare-Products — 0.2%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 47,647
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	211,617
95,000	Smith & Nephew Plc, 5.40%, 3/20/34	94,807
120,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	123,077
140,000	Stryker Corp., 5.20%, 2/10/35	141,094
	Total Healthcare-Products	$618,242

	Healthcare-Services — 0.1%
100,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 102,511
70,000	Elevance Health, Inc., 5.375%, 6/15/34	70,892
180,000	HCA, Inc., 5.50%, 3/1/32	182,235
80,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	81,491
75,000	Humana, Inc., 5.375%, 4/15/31	75,964
	Total Healthcare-Services	$513,093

	Insurance — 1.1%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 172,295
335,000	Brown & Brown, Inc., 5.65%, 6/11/34	338,778
75,000	CNO Financial Group, Inc., 6.45%, 6/15/34	77,378
21Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Insurance — (continued)
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	$ 404,270
30,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	30,242
280,000(c)(g)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	277,724
250,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	226,670
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	314,995
150,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	150,690
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	566,280
495,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	488,174
155,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	157,986
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	230,960
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	169,611
79,000	Primerica, Inc., 2.80%, 11/19/31	68,779
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	228,064
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	161,618
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	22,608
40,000	Willis North America, Inc., 2.95%, 9/15/29	37,228
	Total Insurance	$4,124,350

	Internet — 0.0%†
115,000(h)	Alphabet, Inc., 5.30%, 5/15/65	$ 113,617
	Total Internet	$113,617

	Iron & Steel — 0.1%
100,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 93,949
165,000	Steel Dynamics, Inc., 5.375%, 8/15/34	165,649
	Total Iron & Steel	$259,598

	Leisure Time — 0.0%†
160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	$ 160,440
	Total Leisure Time	$160,440

	Lodging — 0.2%
55,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 53,976
Victory Pioneer Balanced Fund | 4/30/2522

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
150,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 146,974
110,000	Hyatt Hotels Corp., 5.75%, 3/30/32	110,180
405,000	Marriott International, Inc., 4.90%, 4/15/29	408,580
35,000	Marriott International, Inc., 5.50%, 4/15/37	34,100
	Total Lodging	$753,810

	Machinery-Construction & Mining — 0.1%
200,000(h)	Weir Group Plc, 5.35%, 5/6/30 (144A)	$ 200,925
	Total Machinery-Construction & Mining	$200,925

	Machinery-Diversified — 0.1%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 489,874
	Total Machinery-Diversified	$489,874

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 270,101
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	228,001
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	273,660
	Total Mining	$771,762

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 334,480
	Total Multi-National	$334,480

	Office & Business Equipment — 0.0%†
82,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 80,399
	Total Office & Business Equipment	$80,399

	Oil & Gas — 0.5%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 525,632
455,000(c)(g)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	439,195
215,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	182,708
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	78,410
400,000	Phillips 66 Co., 3.75%, 3/1/28	393,140
95,000	Valero Energy Corp., 5.15%, 2/15/30	96,006
162,000	Valero Energy Corp., 6.625%, 6/15/37	168,220
	Total Oil & Gas	$1,883,311

23Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Oil & Gas Services — 0.0%†
105,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 104,409
	Total Oil & Gas Services	$104,409

	Pharmaceuticals — 0.1%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 101,357
40,000	CVS Health Corp., 5.25%, 1/30/31	40,578
250,000	CVS Health Corp., 5.25%, 2/21/33	247,875
35,000	Novartis Capital Corp., 4.70%, 9/18/54	31,006
	Total Pharmaceuticals	$420,816

	Pipelines — 0.5%
125,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 123,379
100,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	99,064
120,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	119,273
120,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	120,560
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	177,852
45,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	45,095
30,000(h)	Kinder Morgan, Inc., 5.85%, 6/1/35	30,374
245,000	MPLX LP, 5.50%, 6/1/34	240,965
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	158,994
80,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	78,634
130,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	129,870
65,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	62,681
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	46,630
45,000	Williams Cos., Inc., 5.15%, 3/15/34	44,127
205,000	Williams Cos., Inc., 5.75%, 6/24/44	196,323
242,000	Williams Cos., Inc., 7.75%, 6/15/31	275,037
	Total Pipelines	$1,948,858

	REITS — 0.2%
70,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 67,958
60,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	60,058
19,000	Highwoods Realty LP, 2.60%, 2/1/31	16,121
Victory Pioneer Balanced Fund | 4/30/2524

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITS — (continued)
18,000	Highwoods Realty LP, 3.05%, 2/15/30	$ 16,055
490,000	Simon Property Group LP , 5.50%, 3/8/33	502,872
	Total REITS	$663,064

	Retail — 0.5%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 45,625
50,000	AutoNation, Inc., 2.40%, 8/1/31	41,988
140,000	AutoNation, Inc., 3.85%, 3/1/32	125,841
250,000	AutoNation, Inc., 4.75%, 6/1/30	245,171
10,000	AutoNation, Inc., 5.89%, 3/15/35	9,885
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	485,785
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	350,420
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	290,758
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	260,779
	Total Retail	$1,856,252

	Savings & Loans — 0.1%
355,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 361,274
	Total Savings & Loans	$361,274

	Semiconductors — 0.6%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 319,080
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	118,885
60,000	Broadcom, Inc., 4.30%, 11/15/32	57,345
210,000	Broadcom, Inc., 5.05%, 7/12/29	214,111
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	200,844
206,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	213,850
195,000	Microchip Technology, Inc., 5.05%, 2/15/30	194,111
260,000	Micron Technology, Inc., 5.80%, 1/15/35	258,410
130,000	Micron Technology, Inc., 6.05%, 11/1/35	131,809
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	298,797
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	231,731
	Total Semiconductors	$2,238,973

	Software — 0.1%
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	$ 173,735
125,000	Roper Technologies, Inc., 4.75%, 2/15/32	123,714
205,000	Roper Technologies, Inc., 4.90%, 10/15/34	199,228
	Total Software	$496,677

25Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Telecommunications — 0.1%
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	$ 310,571
	Total Telecommunications	$310,571

	Transportation — 0.1%
305,000	Union Pacific Corp., 5.10%, 2/20/35	$ 307,015
	Total Transportation	$307,015

	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 97,603
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	261,234
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	36,405
	Total Trucking & Leasing	$395,242

	Total Corporate Bonds (Cost $55,566,942)	$54,199,620

	Municipal Bonds — 0.1% of Net Assets(i)
	Massachusetts — 0.1%
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 95,462
	Total Massachusetts	$95,462

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 78,414
	Total Missouri	$78,414

	Total Municipal Bonds (Cost $200,000)	$173,876

	Insurance-Linked Securities — 0.9% of Net Assets#
	Event Linked Bonds — 0.9%
	Multiperil – U.S. — 0.6%
250,000(a)	Bonanza Re, 8.026%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 247,125
250,000(a)	Four Lakes Re, 10.023%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	254,125
250,000(a)	High Point Re, 10.026%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	251,225
500,000(a)	Merna Re II, 11.806%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	503,750
Victory Pioneer Balanced Fund | 4/30/2526

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Mystic Re, 16.286%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	$ 260,900
250,000(a)	Residential Re, 9.526%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	252,175
250,000(a)	Residential Re, 10.196%, (3 Month U.S. Treasury Bill + 592 bps), 12/6/27 (144A)	256,600
250,000(a)	Sanders Re, 10.036%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	257,800
		$2,283,700

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 259,250
	Windstorm – Florida — 0.1%
250,000(a)	Merna Re II, 11.776%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	$ 251,400
	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 9.526%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 256,625
	Windstorm – Texas — 0.0%†
250,000(a)	Alamo Re, 11.808%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	$ 250,875
	Windstorm – U.S. — 0.0%†
250,000(a)	Gateway Re, 13.556%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	$ 249,750
	Total Event Linked Bonds	$3,551,600

	Total Insurance-Linked Securities (Cost $3,517,000)	$3,551,600

	Foreign Government Bonds — 0.2% of Net Assets
	Mexico — 0.1%
205,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 206,985
	Total Mexico	$206,985

	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 196,676
	Total Philippines	$196,676

27Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	Qatar — 0.1%
445,000	Qatar Government International Bond, 4.875%, 2/27/35 (144A)	$ 453,870
	Total Qatar	$453,870

	Total Foreign Government Bonds (Cost $906,823)	$857,531

	U.S. Government and Agency Obligations — 12.2% of Net Assets
1,076,022	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 886,141
236,127	Federal Home Loan Mortgage Corp., 2.000%, 5/1/51	187,389
83,584	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	66,329
636,230	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	535,555
102,826	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	85,594
79,720	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	70,955
7,202	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	6,467
42,028	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	37,271
83,549	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	73,706
51,179	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	45,155
93,067	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	82,147
72,275	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	66,761
75,614	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	69,602
70,156	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	63,851
216,635	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	197,707
184,034	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	166,386
375,216	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	362,365
10,068	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	9,529
11,570	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	11,520
7,223	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	7,305
16,676	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	16,885
298,782	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	292,999
5,587	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	5,735
150,736	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	153,047
73,557	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	73,941
94,549	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	95,715
99,496	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	100,058
99,438	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	99,632
2,702	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	2,831
5,874	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	6,151
93,069	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	95,221
183,980	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	186,821
97,915	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	101,280
98,805	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	101,603
Victory Pioneer Balanced Fund | 4/30/2528

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
671,387	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	$ 681,698
188,727	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	191,512
188,587	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	191,344
83,322	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	84,551
88,979	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	90,292
9,901	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	10,087
9,736	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	9,945
95,651	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	97,751
99,990	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	102,427
2,973	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,085
21,493	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	22,405
143,807	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	151,292
83,944	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	87,511
250,828	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	260,537
95,915	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	99,762
84,755	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	87,543
95,096	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	98,170
140,911	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	145,115
122,550	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	126,206
83,714	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	86,366
45,446	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	47,047
65,912	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	68,686
87,293	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	90,346
99,336	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	103,151
9,926	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	10,378
87,561	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	90,487
29,796	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	30,685
37,863	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	38,993
45,167	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	46,515
9,947	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	10,267
97,640	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	100,554
97,583	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	101,927
99,829	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,256
99,847	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,438
99,922	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	103,227
100,000	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	104,074
29,740	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,203
288,386	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	302,273
9,853	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,334
9,951	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,458
19,842	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	20,826
29Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,762	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	$ 104,624
87,816	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	92,917
99,821	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,074
99,466	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,256
99,401	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	104,244
99,898	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	105,637
200,000	Federal National Mortgage Association, 1.500%, 5/1/40 (TBA)	176,489
1,324,387	Federal National Mortgage Association, 1.500%, 3/1/42	1,088,215
200,000	Federal National Mortgage Association, 2.000%, 5/1/40 (TBA)	181,646
1,204,645	Federal National Mortgage Association, 2.000%, 11/1/50	956,578
164,809	Federal National Mortgage Association, 2.000%, 3/1/52	130,786
597,681	Federal National Mortgage Association, 2.000%, 10/1/52	474,299
2,000,000	Federal National Mortgage Association, 2.000%, 5/1/55 (TBA)	1,585,918
200,000	Federal National Mortgage Association, 2.500%, 5/1/40 (TBA)	185,799
14,787	Federal National Mortgage Association, 2.500%, 3/1/43	13,014
10,841	Federal National Mortgage Association, 2.500%, 4/1/43	9,521
4,853	Federal National Mortgage Association, 2.500%, 8/1/43	4,235
11,250	Federal National Mortgage Association, 2.500%, 4/1/45	9,672
17,888	Federal National Mortgage Association, 2.500%, 4/1/45	15,323
9,157	Federal National Mortgage Association, 2.500%, 8/1/45	7,832
348,778	Federal National Mortgage Association, 2.500%, 8/1/50	297,050
703,720	Federal National Mortgage Association, 2.500%, 5/1/51	595,992
235,919	Federal National Mortgage Association, 2.500%, 5/1/51	200,220
470,384	Federal National Mortgage Association, 2.500%, 11/1/51	398,811
Victory Pioneer Balanced Fund | 4/30/2530

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
95,125	Federal National Mortgage Association, 2.500%, 12/1/51	$ 80,242
786,014	Federal National Mortgage Association, 2.500%, 1/1/52	661,343
75,820	Federal National Mortgage Association, 2.500%, 2/1/52	64,097
96,410	Federal National Mortgage Association, 2.500%, 3/1/52	80,223
229,774	Federal National Mortgage Association, 2.500%, 4/1/52	193,840
1,800,000	Federal National Mortgage Association, 2.500%, 5/1/55 (TBA)	1,496,107
20,843	Federal National Mortgage Association, 3.000%, 10/1/30	20,389
1,228	Federal National Mortgage Association, 3.000%, 5/1/46	1,103
3,204	Federal National Mortgage Association, 3.000%, 10/1/46	2,862
2,109	Federal National Mortgage Association, 3.000%, 1/1/47	1,884
8,434	Federal National Mortgage Association, 3.000%, 2/1/47	7,692
67,741	Federal National Mortgage Association, 3.000%, 3/1/47	60,799
35,028	Federal National Mortgage Association, 3.000%, 4/1/47	31,412
169,783	Federal National Mortgage Association, 3.000%, 8/1/50	150,268
270,494	Federal National Mortgage Association, 3.000%, 2/1/51	239,737
253,478	Federal National Mortgage Association, 3.000%, 11/1/51	222,855
366,678	Federal National Mortgage Association, 3.000%, 1/1/52	322,905
154,955	Federal National Mortgage Association, 3.000%, 2/1/52	136,796
496,824	Federal National Mortgage Association, 3.000%, 3/1/52	439,666
84,096	Federal National Mortgage Association, 3.000%, 5/1/52	74,115
700,000	Federal National Mortgage Association, 3.000%, 5/1/55 (TBA)	607,392
31Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
79,027	Federal National Mortgage Association, 3.000%, 2/1/57	$ 66,843
5,388	Federal National Mortgage Association, 3.500%, 2/1/49	4,956
182,884	Federal National Mortgage Association, 3.500%, 5/1/49	170,168
125,200	Federal National Mortgage Association, 3.500%, 5/1/49	116,140
15,707	Federal National Mortgage Association, 3.500%, 4/1/52	14,257
72,250	Federal National Mortgage Association, 3.500%, 4/1/52	65,649
134,558	Federal National Mortgage Association, 3.500%, 4/1/52	122,809
137,041	Federal National Mortgage Association, 3.500%, 5/1/52	124,729
1,600,000	Federal National Mortgage Association, 3.500%, 5/1/55 (TBA)	1,443,820
58,651	Federal National Mortgage Association, 4.000%, 10/1/40	56,671
262,336	Federal National Mortgage Association, 4.000%, 4/1/44	253,323
124,076	Federal National Mortgage Association, 4.000%, 7/1/51	116,771
29,036	Federal National Mortgage Association, 4.000%, 9/1/51	27,324
191,519	Federal National Mortgage Association, 4.000%, 10/1/52	178,603
300,000	Federal National Mortgage Association, 4.000%, 5/1/55 (TBA)	279,553
81,926	Federal National Mortgage Association, 4.500%, 9/1/43	81,321
158,993	Federal National Mortgage Association, 4.500%, 12/1/43	153,836
52,015	Federal National Mortgage Association, 4.500%, 1/1/44	51,619
100,000	Federal National Mortgage Association, 4.500%, 5/1/55 (TBA)	95,625
32,308	Federal National Mortgage Association, 5.000%, 5/1/31	32,939
400,000	Federal National Mortgage Association, 5.000%, 5/1/40 (TBA)	402,130
Victory Pioneer Balanced Fund | 4/30/2532

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
234,720	Federal National Mortgage Association, 5.000%, 8/1/52	$ 231,732
86,766	Federal National Mortgage Association, 5.000%, 4/1/53	85,661
100,000	Federal National Mortgage Association, 5.000%, 5/1/55 (TBA)	97,882
1,732	Federal National Mortgage Association, 5.500%, 3/1/34	1,730
3,470	Federal National Mortgage Association, 5.500%, 12/1/34	3,564
18,546	Federal National Mortgage Association, 5.500%, 10/1/35	19,014
7,339	Federal National Mortgage Association, 5.500%, 12/1/35	7,560
8,663	Federal National Mortgage Association, 5.500%, 12/1/35	8,924
4,850	Federal National Mortgage Association, 5.500%, 5/1/37	4,989
53,735	Federal National Mortgage Association, 5.500%, 5/1/38	54,814
400,000	Federal National Mortgage Association, 5.500%, 5/1/40 (TBA)	406,358
81,556	Federal National Mortgage Association, 5.500%, 4/1/50	83,125
153,167	Federal National Mortgage Association, 5.500%, 4/1/50	155,452
76,260	Federal National Mortgage Association, 5.500%, 4/1/53	76,730
85,652	Federal National Mortgage Association, 5.500%, 4/1/53	86,101
80,132	Federal National Mortgage Association, 5.500%, 7/1/53	80,530
95,355	Federal National Mortgage Association, 5.500%, 7/1/54	95,305
97,025	Federal National Mortgage Association, 5.500%, 10/1/54	97,454
99,623	Federal National Mortgage Association, 5.500%, 12/1/54	99,632
99,643	Federal National Mortgage Association, 5.500%, 1/1/55	99,694
98,063	Federal National Mortgage Association, 5.500%, 1/1/55	97,879
33Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,477	Federal National Mortgage Association, 5.500%, 3/1/55	$ 99,801
119	Federal National Mortgage Association, 6.000%, 9/1/29	122
500	Federal National Mortgage Association, 6.000%, 8/1/32	521
4,512	Federal National Mortgage Association, 6.000%, 12/1/33	4,590
4,130	Federal National Mortgage Association, 6.000%, 10/1/37	4,322
2,972	Federal National Mortgage Association, 6.000%, 12/1/37	3,111
42,759	Federal National Mortgage Association, 6.000%, 1/1/53	43,944
17,069	Federal National Mortgage Association, 6.000%, 1/1/53	17,462
86,339	Federal National Mortgage Association, 6.000%, 4/1/53	88,193
82,668	Federal National Mortgage Association, 6.000%, 5/1/53	85,262
76,761	Federal National Mortgage Association, 6.000%, 5/1/53	79,364
74,654	Federal National Mortgage Association, 6.000%, 6/1/53	77,075
81,116	Federal National Mortgage Association, 6.000%, 7/1/53	82,638
64,939	Federal National Mortgage Association, 6.000%, 7/1/53	66,307
75,434	Federal National Mortgage Association, 6.000%, 7/1/53	77,363
179,757	Federal National Mortgage Association, 6.000%, 8/1/53	184,169
340,649	Federal National Mortgage Association, 6.000%, 9/1/53	346,066
64,781	Federal National Mortgage Association, 6.000%, 2/1/54	65,781
92,984	Federal National Mortgage Association, 6.000%, 8/1/54	94,356
130,818	Federal National Mortgage Association, 6.000%, 9/1/54	132,748
123,803	Federal National Mortgage Association, 6.000%, 9/1/54	125,630
Victory Pioneer Balanced Fund | 4/30/2534

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
103,267	Federal National Mortgage Association, 6.000%, 9/1/54	$ 104,815
132,567	Federal National Mortgage Association, 6.000%, 9/1/54	134,523
136,457	Federal National Mortgage Association, 6.000%, 9/1/54	138,471
132,302	Federal National Mortgage Association, 6.000%, 9/1/54	134,574
94,558	Federal National Mortgage Association, 6.000%, 10/1/54	96,886
99,557	Federal National Mortgage Association, 6.000%, 12/1/54	101,744
2,545	Federal National Mortgage Association, 6.500%, 4/1/29	2,590
1,777	Federal National Mortgage Association, 6.500%, 7/1/29	1,835
4,870	Federal National Mortgage Association, 6.500%, 5/1/32	5,085
4,397	Federal National Mortgage Association, 6.500%, 9/1/32	4,535
2,502	Federal National Mortgage Association, 6.500%, 10/1/32	2,579
74,343	Federal National Mortgage Association, 6.500%, 3/1/53	77,597
61,462	Federal National Mortgage Association, 6.500%, 8/1/53	63,998
79,752	Federal National Mortgage Association, 6.500%, 8/1/53	83,194
39,477	Federal National Mortgage Association, 6.500%, 8/1/53	41,027
162,588	Federal National Mortgage Association, 6.500%, 9/1/53	169,605
77,346	Federal National Mortgage Association, 6.500%, 9/1/53	80,625
111,198	Federal National Mortgage Association, 6.500%, 7/1/54	114,516
131,917	Federal National Mortgage Association, 6.500%, 7/1/54	135,853
103,284	Federal National Mortgage Association, 6.500%, 7/1/54	106,366
183,357	Federal National Mortgage Association, 6.500%, 8/1/54	188,827
35Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
190,113	Federal National Mortgage Association, 6.500%, 8/1/54	$ 195,785
95,915	Federal National Mortgage Association, 6.500%, 8/1/54	98,776
42,961	Federal National Mortgage Association, 6.500%, 8/1/54	44,474
96,440	Federal National Mortgage Association, 6.500%, 9/1/54	99,318
93,781	Federal National Mortgage Association, 6.500%, 9/1/54	97,162
91,652	Federal National Mortgage Association, 6.500%, 9/1/54	94,499
9,945	Federal National Mortgage Association, 6.500%, 9/1/54	10,332
95,630	Federal National Mortgage Association, 6.500%, 9/1/54	99,419
88,111	Federal National Mortgage Association, 6.500%, 9/1/54	90,848
96,422	Federal National Mortgage Association, 6.500%, 9/1/54	99,394
91,199	Federal National Mortgage Association, 6.500%, 9/1/54	93,947
200,000	Federal National Mortgage Association, 6.500%, 5/1/55 (TBA)	205,954
7,522	Federal National Mortgage Association, 7.000%, 1/1/36	7,976
3,212	Federal National Mortgage Association, 7.000%, 9/1/54	3,370
99,823	Federal National Mortgage Association, 7.000%, 2/1/55	106,099
900,000	Government National Mortgage Association, 2.000%, 5/20/55 (TBA)	734,054
1,000,000	Government National Mortgage Association, 2.500%, 5/20/55 (TBA)	852,108
600,000	Government National Mortgage Association, 3.000%, 5/20/55 (TBA)	531,121
200,000	Government National Mortgage Association, 4.000%, 5/20/55 (TBA)	186,129
300,000	Government National Mortgage Association, 4.500%, 5/20/55 (TBA)	287,132
600,000	Government National Mortgage Association, 5.000%, 5/20/55 (TBA)	588,509
Victory Pioneer Balanced Fund | 4/30/2536

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
600,000	Government National Mortgage Association, 5.500%, 5/20/55 (TBA)	$ 599,679
700,000	Government National Mortgage Association, 6.000%, 5/20/55 (TBA)	707,957
300,000	Government National Mortgage Association, 6.500%, 5/20/55 (TBA)	306,667
55,501	Government National Mortgage Association I, 3.500%, 11/15/41	51,908
6,895	Government National Mortgage Association I, 3.500%, 10/15/42	6,423
96,783	Government National Mortgage Association I, 4.000%, 9/15/41	91,388
15,990	Government National Mortgage Association I, 4.000%, 4/15/45	15,249
26,360	Government National Mortgage Association I, 4.000%, 6/15/45	25,124
15,871	Government National Mortgage Association I, 4.500%, 5/15/39	15,583
3,209	Government National Mortgage Association I, 5.500%, 8/15/33	3,294
6,571	Government National Mortgage Association I, 5.500%, 9/15/33	6,633
4,006	Government National Mortgage Association I, 6.000%, 10/15/33	4,201
7,324	Government National Mortgage Association I, 6.000%, 9/15/34	7,574
18,515	Government National Mortgage Association I, 6.000%, 9/15/38	19,297
3,196	Government National Mortgage Association I, 6.500%, 5/15/31	3,226
4,333	Government National Mortgage Association I, 6.500%, 6/15/32	4,493
5,564	Government National Mortgage Association I, 6.500%, 12/15/32	5,790
9,320	Government National Mortgage Association I, 6.500%, 5/15/33	9,478
67	Government National Mortgage Association I, 7.000%, 8/15/28	69
1,556	Government National Mortgage Association I, 8.000%, 2/15/30	1,558
189,503	Government National Mortgage Association II, 2.000%, 3/20/52	154,625
37Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
281,703	Government National Mortgage Association II, 2.500%, 4/20/52	$ 240,115
187,648	Government National Mortgage Association II, 3.000%, 5/20/52	166,149
183,468	Government National Mortgage Association II, 3.500%, 6/20/44	168,996
99,528	Government National Mortgage Association II, 3.500%, 7/20/47	91,415
93,380	Government National Mortgage Association II, 3.500%, 8/20/52	85,001
2,385,132	Government National Mortgage Association II, 3.500%, 12/20/54	2,167,265
23,518	Government National Mortgage Association II, 4.500%, 9/20/44	22,873
10,713	Government National Mortgage Association II, 4.500%, 10/20/44	10,476
21,071	Government National Mortgage Association II, 4.500%, 11/20/44	20,606
52,186	Government National Mortgage Association II, 4.500%, 9/20/48	50,641
106,855	Government National Mortgage Association II, 4.500%, 3/20/49	103,664
31,202	Government National Mortgage Association II, 4.500%, 4/20/49	30,270
102,772	Government National Mortgage Association II, 5.000%, 4/20/38	103,618
7,131	Government National Mortgage Association II, 5.500%, 2/20/34	7,369
78,439	Government National Mortgage Association II, 5.500%, 9/20/52	78,749
7,352	Government National Mortgage Association II, 6.500%, 11/20/28	7,527
497	Government National Mortgage Association II, 7.500%, 9/20/29	512
1,982,900	U.S. Treasury Bonds, 3.000%, 2/15/48	1,488,414
7,338,200	U.S. Treasury Bonds, 3.125%, 5/15/48	5,626,049
	Total U.S. Government and Agency Obligations (Cost $48,399,743)	$46,620,874

Victory Pioneer Balanced Fund | 4/30/2538

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
3,814,678(j)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 3,814,678
		$3,814,678

	TOTAL SHORT TERM INVESTMENTS (Cost $3,814,678)	$3,814,678

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.0% (Cost $328,307,503)	$389,009,316
		Net Realized Gain (Loss) for the period ended 4/30/25	Change in Unrealized Appreciation (Depreciation) for the period ended 4/30/25	Capital Gain Distributions for the period ended 4/30/25	Dividend Income for the period ended 4/30/25	Value
	Affiliated Issuer — 0.4%
	Closed-End Fund — 0.4% of Net Assets
148,222(k)	Pioneer ILS Interval Fund	$—	$(26,516)	$—	$152,571	$ 1,339,927
	Total Investments in Affiliated Issuer — 0.4% (Cost $1,445,570)					$1,339,927

Principal Amount USD ($)
	TBA Sales Commitments — (0.7)% of Net Assets
	U.S. Government and Agency Obligations — (0.7)%
(100,000)	Federal National Mortgage Association, 5.500%, 5/1/55 (TBA)	$ (99,784)
(400,000)	Federal National Mortgage Association, 6.000%, 5/1/55 (TBA)	(405,764)
39Victory Pioneer Balanced Fund | 4/30/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
(200,000)	Federal National Mortgage Association, 7.000%, 5/1/55 (TBA)	$ (209,053)
(2,300,000)	Government National Mortgage Association, 3.500%, 5/20/55 (TBA)	(2,089,148)
	TOTAL TBA SALES COMMITMENTS (Proceeds $2,788,832)	$(2,803,749)

	OTHER ASSETS AND LIABILITIES — (1.7)%	$(6,355,525)
	net assets — 100.0%	$381,189,969

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $56,932,731, or 14.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2025.
(d)	Security is in default.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2025.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
Victory Pioneer Balanced Fund | 4/30/2540

Schedule of Investments  |  4/30/25
(unaudited) (continued)
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Holdings, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2025.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	2/12/2025	$254,688	$250,875
Blue Ridge Re	11/14/2023	250,000	256,625
Bonanza Re	12/16/2024	250,000	247,125
Four Lakes Re	12/8/2023	250,000	254,125
Galileo Re	12/4/2023	250,000	259,250
Gateway Re	1/15/2025	256,187	249,750
High Point Re	12/1/2023	250,000	251,225
Merna Re II	4/14/2025	503,925	503,750
Merna Re II	4/14/2025	252,200	251,400
Mystic Re	12/12/2023	250,000	260,900
Residential Re	11/7/2023	250,000	256,600
Residential Re	11/4/2024	250,000	252,175
Sanders Re	1/16/2024	250,000	257,800
Total Restricted Securities			$3,551,600
% of Net assets			0.9%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
40	U.S. 2 Year Note (CBT)	6/30/25	$8,242,597	$8,325,938	$83,341
379	U.S. 5 Year Note (CBT)	6/30/25	40,485,738	41,385,022	899,284
41Victory Pioneer Balanced Fund | 4/30/25

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
48	U.S. 10 Year Note (CBT)	6/18/25	$5,300,645	$5,386,500	$85,855
8	U.S. Long Bond (CBT)	6/18/25	915,146	933,000	17,854
			$54,944,126	$56,030,460	$1,086,334
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
7	U.S. 10 Year Ultra Bond (CBT)	6/18/25	$(800,388)	$(803,141)	$(2,753)
32	U.S. Ultra Bond (CBT)	6/18/25	(3,899,476)	(3,873,000)	26,476
			$(4,699,864)	$(4,676,141)	$23,723
TOTAL FUTURES CONTRACTS			$50,244,262	$51,354,319	$1,110,057
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
1,380,000	Markit CDX North America High Yield Index Series 43	Receive	5.00%	12/20/29	$76,000	$(14,738)	$61,262
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$76,000	$(14,738)	$61,262
TOTAL SWAP CONTRACTS					$76,000	$(14,738)	$61,262

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Victory Pioneer Balanced Fund | 4/30/2542

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$356,839	$—	$356,839
Common Stocks	246,439,481	—	—	246,439,481
Asset Backed Securities	—	14,855,844	—	14,855,844
Collateralized Mortgage Obligations	—	11,122,808	—	11,122,808
Commercial Mortgage-Backed Securities	—	7,016,165	—	7,016,165
Corporate Bonds	—	54,199,620	—	54,199,620
Municipal Bonds	—	173,876	—	173,876
Insurance-Linked Securities
Event Linked Bonds	—	3,551,600	—	3,551,600
Foreign Government Bonds	—	857,531	—	857,531
U.S. Government and Agency Obligations	—	46,620,874	—	46,620,874
Open-End Fund	3,814,678	—	—	3,814,678
Affiliated Closed-End Fund	1,339,927	—	—	1,339,927
Total Investments in Securities	$251,594,086	$138,755,157	$—	$390,349,243
Liabilities
TBA Sales Commitments	$—	$(2,803,749)	$—	$(2,803,749)
Total Liabilities	$—	$(2,803,749)	$—	$(2,803,749)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$1,110,057	$—	$—	$1,110,057
Centrally cleared swap contracts^	—	(14,738)	—	(14,738)
Total Other Financial Instruments	$1,110,057	$(14,738)	$—	$1,095,319
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
43Victory Pioneer Balanced Fund | 4/30/25